Segment Reporting - Information Regarding Results of Reportable Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	$ 7,304,626	$ 6,416,886
Fuel surcharge	[1]	1,092,204	1,104,281
Total revenue	[1]	8,396,830	7,521,167
Operating income (loss)		718,962	757,635
Materials and services expenses		4,171,135	3,805,846
Personnel expenses		2,496,315	2,109,622
Other operating expenses		435,486	434,751
Depreciation and amortization		582,069	441,975
Gain (loss) on sale of land and buildings			(40)
Gain, net of impairment, on sale of assets held for sale		(192)	14,721
Loss on sale of business			(3,011)
Intangible assets		2,622,951	2,019,301
Total assets		7,145,844	6,283,620
Total liabilities		4,472,569	3,692,210
Additions to property and equipment		393,301	360,247
Operating Segments | Less-Than-Truckload
Disclosure Of Operating Segments [Line Items]
Revenue	[1],[2]	3,085,727	3,236,267
Fuel surcharge	[1],[2]	617,208	712,390
Total revenue	[1],[2],[3]	3,702,935	3,948,657
Operating income (loss)	[2]	361,235	424,789
Materials and services expenses	[2]	1,541,476	1,700,911
Personnel expenses	[2]	1,360,982	1,377,596
Other operating expenses	[2]	222,619	259,603
Depreciation and amortization	[2]	213,524	198,754
Gain (loss) on sale of land and buildings	[2]		(35)
Gain, net of impairment, on sale of assets held for sale	[2]	(2,549)	10,546
Intangible assets	[2]	396,533	378,623
Total assets	[2]	2,618,714	2,688,854
Total liabilities	[2]	802,778	878,751
Additions to property and equipment	[2]	188,055	239,327
Operating Segments | Truckload
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	2,551,540	1,625,592
Fuel surcharge	[1]	385,765	310,446
Total revenue	[1]	2,937,305	1,936,038
Operating income (loss)		252,434	237,393
Materials and services expenses		1,511,418	992,788
Personnel expenses		783,894	473,948
Other operating expenses		94,835	55,420
Depreciation and amortization		307,244	194,761
Gain (loss) on sale of land and buildings			(5)
Gain, net of impairment, on sale of assets held for sale		2,321	3,949
Intangible assets		1,491,373	857,666
Total assets		3,374,010	2,004,163
Total liabilities		813,350	462,812
Additions to property and equipment		196,596	115,048
Operating Segments | Logistics
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	1,720,976	1,604,878
Fuel surcharge	[1]	100,735	92,138
Total revenue	[1]	1,821,711	1,697,016
Operating income (loss)		182,364	160,112
Materials and services expenses		1,216,026	1,194,534
Personnel expenses		267,569	191,146
Other operating expenses		95,438	103,715
Depreciation and amortization		60,419	47,914
Gain, net of impairment, on sale of assets held for sale		36	226
Intangible assets		734,736	782,923
Total assets		1,098,617	1,140,174
Total liabilities		390,525	336,875
Additions to property and equipment		7,920	5,561
Corporate
Disclosure Of Operating Segments [Line Items]
Operating income (loss)		(77,071)	(64,659)
Materials and services expenses		(32,665)	(21,843)
Personnel expenses		83,870	66,932
Other operating expenses		22,594	16,013
Depreciation and amortization		882	546
Loss on sale of business			(3,011)
Intangible assets		309	89
Total assets		54,503	450,429
Total liabilities		2,466,034	2,013,900
Additions to property and equipment		730	311
Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	[1],[2]	(53,617)	(49,851)
Fuel surcharge	[1],[2]	(11,504)	(10,693)
Total revenue	[1],[2],[3]	(65,121)	(60,544)
Materials and services expenses	[2]	(65,120)	(60,544)
Total liabilities	[2]	$ (118)	$ (128)

[1]	Includes intersegment revenue and intersegment fuel surcharge, which are eliminated in the consolidated results and are not disclosed by reportable segment due to the non-material amounts.
[2]	Recasted for changes in aggregation in the current year. Specifically, “Package and Courier” was presented separately in previous years is now aggregated within “Less-Than-Truckload”. The remaining amounts remain the same, except for resultant changes to the Eliminations.
[3]	Recasted for changes in aggregation in the current year. Specifically, “Package and Courier” was presented separately in previous years is now aggregated within “Less-Than-Truckload”. The remaining amounts remain the same, except for resultant changes to the Eliminations.